Victory Trivalent Emerging Markets Small-Cap Fund Expense Example - Victory Trivalent Emerging Markets Small-Cap Fund - Class Y	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	$ 469